Summary of Fair Value of Consideration Transferred and Amounts Recognized for Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Jun. 30, 2014	Apr. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013
Consideration transferred
Cash, net of cash acquired			$ 197	$ 163	$ 163
Assets acquired and liabilities assumed
Goodwill			565	524	$ 512
Chatham Therapeutics
Consideration transferred
Cash, net of cash acquired		$ 70	70
Fair value of contingent payments		77	77
Fair value of consideration transferred			147
Assets acquired and liabilities assumed
Other intangible assets			74
Total identifiable net assets			74
Goodwill		$ 73	73
Total assets acquired and liabilities assumed			147
AesRx LLC
Consideration transferred
Cash, net of cash acquired	$ 15		15
Fair value of contingent payments	$ 65		65
Fair value of consideration transferred			80
Assets acquired and liabilities assumed
Other intangible assets			78
Total identifiable net assets			78
Goodwill			2
Total assets acquired and liabilities assumed			$ 80
Inspiration Bio Pharmaceuticals Inc
Consideration transferred
Cash, net of cash acquired				51
Fair value of contingent payments				269
Fair value of consideration transferred				320
Assets acquired and liabilities assumed
Other intangible assets				288
Other assets, net				25
Total identifiable net assets				313
Goodwill				7		$ 7
Total assets acquired and liabilities assumed				$ 320